Post-Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans (Detail)	Dec. 31, 2020	Dec. 31, 2019
Chile
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	2.55%	3.40%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	7.25%	8.02%
Brazil
Disclosure Of Defined Benefit Plans [Line Items]
Expected rate of salary increases		5.04%
Turnover rate	5.19%	5.63%
Brazil | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	488.00%	613.00%
Expected rate of salary increases	452.00%
Turnover rate		5.63%
Brazil | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	795.00%	738.00%
Colombia
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.74%
Expected rate of salary increases	4.85%	4.90%
Turnover rate	0.46%	0.45%
Colombia | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	5.81%
Turnover rate		0.45%
Argentina
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		49.42%
Expected rate of salary increases		42.30%
Turnover rate	1.26%	1.28%
Argentina | Bottom of range
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used		49.42%
Expected rate of salary increases	37.68%	42.30%
Turnover rate		1.28%
Argentina | Top of Range
Disclosure Of Defined Benefit Plans [Line Items]
Expected rate of salary increases	42.25%
Peru
Disclosure Of Defined Benefit Plans [Line Items]
Discount rates used	3.50%	4.30%
Expected rate of salary increases	4.00%	4.00%
Turnover rate	5.20%	5.02%